Income Taxes	12 Months Ended
Oct. 31, 2021
Income Taxes
Income Taxes
NOTE 25:  INCOME TAXES
The provision for (recovery of) income taxes is comprised of the following:

Provision for (Recovery of) Income Taxes
(millions of Canadian dollars)	For the years ended October 31
	2021	2020	2019
Provision for (recovery of) income taxes – Consolidated Statement of Income
Current income taxes
Provision for (recovery of) income taxes for the current period	$3,370	$2,287	$2,675

Adjustments in respect of prior years and other	(7)	(70)	93

Total current income taxes	3,363	2,217	2,768
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	332	(1,075)	54
Effect of changes in tax rates	2	(1)	10

Adjustments in respect of prior years and other	(76)	11	(97)

Total deferred income taxes	258	(1,065)	(33)

Total provision for (recovery of) income taxes – Consolidated Statement of Income	3,621	1,152	2,735
Provision for (recovery of) income taxes – Statement of Other Comprehensive Income
Current income taxes	916	406	37

Deferred income taxes	(99)	705	1,070

Total provision for (recovery of) income taxes – Statement of Other Comprehensive Income	817	1,111	1,107
Income taxes – other non-income related items including business combinations and other adjustments
Current income taxes	(13)	(30)	(7)

Deferred income taxes	(20)	(194)	(6)

	(33)	(224)	(13)
Total provision for (recovery of) income taxes	4,405	2,039	3,829
Current income taxes
Federal	2,226	1,170	1,256
Provincial	1,548	818	891

Foreign	492	605	651

	4,266	2,593	2,798
Deferred income taxes
Federal	232	(143)	127
Provincial	160	(96)	87

Foreign	(253)	(315)	817

	139	(554)	1,031
Total provision for (recovery of) income taxes	$4,405	$2,039	$3,829
The Bank’s statutory and effective tax rate is outlined in the following table.

Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except as noted)		2021		2020		2019
Income taxes at Canadian statutory income tax rate	$4,498	26.3%	$3,141	26.4%	$3,502	26.5%
Increase (decrease) resulting from:
Dividends received	(120)	(0.7)	(120)	(1.0)	(104)	(0.8)
Rate differentials on international operations 1	(787)	(4.6)	(1,927)	(16.2)	(728)	(5.5)

Other – net	30	0.1	58	0.5	65	0.5
Provision for income taxes and effective income tax rate	$3,621	21.1%	$1,152	9.7%	$2,735	20.7%

1
Reflects the impact of the 2020 sale of the Bank’s investment in TD Ameritrade, including the non-taxable revaluation gain, the release of non-taxable cumulative currency translation gains from AOCI, and the release of a deferred tax liability.

The Canada Revenue Agency (CRA), Revenu Québec Agency (RQA) and Alberta Tax and Revenue Administration (ATRA) are denying certain dividend deductions claimed by the Bank. During the year ended October 31, 2021, the RQA reassessed the Bank for $8 million of additional income tax and interest in respect of its 2015 taxation year. As at October 31, 2021, the CRA reassessed the Bank fo
r
$1,032
million of income tax and interest for the years 2011 to 2015, the RQA reassessed the Bank for $34 million for the years 2011 to 2015, and the ATRA reassessed the Bank fo
r $33
million for the years 2011 to 2014. On November 30, 2021, the CRA reassessed the Bank for $154 million of additional income tax and interest in respect of its 2016 taxation year. In total, the Bank has been reassessed for $1,253 million of income tax and interest. The Bank expects the CRA, RQA, and ATRA to continue to reassess open years on the same basis. The Bank is of the view that its tax filing positions were appropriate and intends to challenge all reassessments.

Deferred tax assets and liabilities comprise of the following:

Deferred Tax Assets and Liabilities
(millions of Canadian dollars)	As at
	October 31 2021	October 31 2020
Deferred tax assets
Allowance for credit losses	$1,371	$1,705
Trading loans	35	43
Employee benefits	863	834
Pensions	–	516
Losses available for carry forward	69	96
Tax credits	35	133
Land, buildings, equipment, and other depreciable assets	146	111
Intangibles	182	87

Other	230	236

Total deferred tax assets	2,931	3,761
Deferred tax liabilities
Securities	657	1,404
Pensions	75	–
Deferred (income) expense	48	73

Goodwill	130	124

Total deferred tax liabilities	910	1,601

Net deferred tax assets	2,021	2,160
Reflected on the Consolidated Balance Sheet as follows:
Deferred tax assets	2,265	2,444

Deferred tax liabilities 1	244	284
Net deferred tax assets	$2,021	$2,160

1	Included in Other liabilities on the Consolidated Balance Sheet.
The amount of temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized on the Consolidated Balance Sheet was $668 million as at October 31, 2021 (October 31, 2020 – $669 million), of which $25 million (October 31, 2020 – $5 million) is scheduled to expire within five years.
Certain taxable temporary differences associated with the Bank’s investments in subsidiaries, branch
e
s and associates, and interests in joint ventures did not result in the recognition of deferred tax liabilities as at October 31, 2021. The total amount of these temporary differences was $80 billion as at October 31, 2021 (October 31, 2020 – $81 billion).
The movement in the net deferred tax asset for the y
e
ars ended October 31 was as follows:

Deferred Income Tax Expense (Recovery)
(millions of Canadian dollars)	2021				2020
	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total
Deferred income tax expense (recovery)
Allowance for credit losses	$335	$–	$–	$335	$(740)	$–	$–	$(740)
Trading loans	9	–	–	9	7	–	–	7
Employee benefits	(46)	17	–	(29)	(23)	33	–	10
Pensions	(26)	617	–	591	(1)	(171)	–	(172)
Losses available for carry forward	27	–	–	27	(1)	–	–	(1)
Tax credits	98	–	–	98	95	–	–	95
Land, buildings, equipment, and other depreciable assets	(35)	–	–	(35)	(159)	–	(194)	(353)
Intangibles	(95)	–	–	(95)	(127)	–	–	(127)
Other deferred tax assets	25	–	(20)	5	(148)	–	–	(148)
Securities	(14)	(733)	–	(747)	34	843	–	877
Deferred (income) expense	(25)	–	–	(25)	(18)	–	–	(18)

Goodwill	5	–	–	5	16	–	–	16
Total deferred income tax expense (recovery)	$258	$(99)	$(20)	$139	$(1,065)	$705	$(194)	$(554)